Subsequent Events (Narrative) (Details) - Subsequent Event [Member] shares in Millions, $ in Millions	3 Months Ended
Jan. 31, 2016 USD ($) shares
Partners' Capital Account, Units, Treasury Units Purchased | shares	2.4
Ferrellgas Partners [Member]
Payments for Repurchase of Common Stock	$ 46.8
General Partner [Member]
Payments for Repurchase of Common Stock	$ 0.4